Expense Example	Jul. 23, 2026 USD ($)
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,267
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	915
Venerable High Yield Fund | Venerable High Yield Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	1,335
Venerable High Yield Fund | Venerable High Yield Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	984
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,094
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	736
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	$ 1,403